Cash (Details) - SEK (kr) kr in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash
Available balances	kr 996,304	kr 753,540
Total	996,304	753,540
Parent Company
Cash
Available balances	978,208	752,448
Total	kr 978,208	kr 752,448